COMMITMENTS AND CONTINGENCIES (Details Narrative)																1 Months Ended																	12 Months Ended
	Nov. 16, 2022 shares	Nov. 16, 2022 shares	Oct. 25, 2022 shares	Jul. 27, 2022 USD ($)	Jul. 27, 2022 EUR (€)	May 04, 2022 USD ($)	May 04, 2022 AUD ($)	May 04, 2022 USD ($)	Feb. 17, 2022 shares	Jan. 24, 2022 shares	Oct. 02, 2021 USD ($)	Oct. 01, 2020 USD ($)	Oct. 01, 2020 EUR (€)	Sep. 13, 2018 USD ($)	Sep. 13, 2018 EUR (€)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Sep. 30, 2021 shares	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Nov. 30, 2020 EUR (€)	Jun. 30, 2012	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021
Total litigation penalty amount																																	$ 30,000
[custom:RoyaltiesPercentage]												2.00%	2.00%
unreimbursed lab fees																																	18,056	$ 14,364
Royalty fees																																	0	0
Accrued expense																																	16,632	8,000
Payments for Rent																																	$ 28,841	$ 28,366
Incremental borrowing rate								8.00%
Weighted average remaining lease term																																	1 year 9 months 7 days
Accounting Standards Update 2016-02 [Member]
Operating lease right of use asset						$ 66,201		$ 66,201
Operating lease liabilities						$ 66,201		$ 66,201
Common Stock [Member]
Stock issued during period shares for services | shares																																	79,412
Common Stock [Member] | Consultant [Member]
Stock issued during period shares for services | shares	73,301	73,301	6,111
Consultant Services [Member] | Consultant [Member]
Stock issued during period shares for services | shares										2,274
Consultant Services [Member] | Common Stock [Member]
Stock issued during period shares employee benefit plan | shares									1,148,326
Stock issued during period shares for services | shares																												2,820
University of Jaen [Member]
Payment for services												$ 30,268	€ 25,837
Royalty Agreement Terms [Member]
Operating leases income statement revenue percentage																																2.00%
License Agreement Terms [Member]
Operating leases income statement revenue percentage																																5.00%
1-Year Collaboration Agreement [Member]
Payment for services														$ 59,508	€ 52,000
2-Year Collaboration Agreement [Member]
Payment for services												$ 35,145	€ 30,000	$ 45,775	€ 40,000
Royalty percentage																																			2.00%
Research Agreement [Member] | Two Members of Scientific Advisory Board [Member]
Payment of royalties percentage of net revenues				1.00%	1.00%
Research Agreement [Member] | University of Jaen [Member]
Payment for services				$ 53,806	€ 53,200
Consulting Agreement [Member]
Payment for consulting											$ 7,000
Monthly Fee																																	$ 50,000
Stock fee percentage																																	9.90%
Accrued expense																																	$ 608,423
Other liabilities																																	0
New Three-Year Operating Lease Agreement [Member]
Lessee operating lease term						3 years		3 years
Payments for Rent						$ 2,176	$ 3,000
From 2012 through the 2014 [Member]
Total litigation penalty amount																																	$ 10,000
Installment 1 [Member] | 2-Year Collaboration Agreement [Member]
Payment for services | €																															€ 5,000
Installment 1 [Member] | Research Agreement [Member]
Payment for services																								$ 18,407	€ 18,200
Installment 2 [Member] | 2-Year Collaboration Agreement [Member]
Payment for services																													$ 5,858	€ 5,000
Installment 2 [Member] | Research Agreement [Member]
Payment for services																						$ 8,091	€ 8,000
Installment 3 [Member] | 2-Year Collaboration Agreement [Member]
Payment for services																										$ 11,715	€ 10,000
Installment 3 [Member] | Research Agreement [Member]
Payment for services																				$ 7,080	€ 7,000
Installment 4 [Member] | 2-Year Collaboration Agreement [Member]
Payment for services																						$ 11,715	€ 10,000
Installment 4 [Member] | Research Agreement [Member]
Payment for services																		$ 10,114	€ 10,000
Installment 5 [Member] | Research Agreement [Member] | Forecast [Member]
Payment for services																$ 10,114	€ 10,000